ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS
1.	ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of Trip.com Group Limited (the “Company”, formerly known as Ctrip.com International, Ltd.), its subsidiaries, VIEs and VIEs’ subsidiaries. The Company, its subsidiaries, the consolidated VIEs and their subsidiaries are collectively referred to as the “Group”.
The Group is principally engaged in the provision of travel related services including accommodation reservation, transportation ticketing, packaged-tour, corporate travel management services, as well as, to a much lesser extent, Internet-related advertising and other related services.